Pension and Severance Plans (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	¥ 3,426	¥ 2,753
Noncurrent liabilities	(302,923)	(308,421)
Ending balance	(299,497)	(305,668)
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	8,396	6,251
Current liabilities	(4,121)	(3,114)
Noncurrent liabilities	(90,927)	(96,402)
Ending balance	¥ (86,652)	¥ (93,265)